9. OTHER RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2017
Related Party Transactions [Abstract]
OTHER RELATED PARTY TRANSACTIONS	Rent - The stockholder provides The Company its office facilities rent free.